CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Unaudited) (Details - Statements of cash flows) - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Cash flows from operating activities:
Net (loss)	$ (113,351)	$ 81,133	$ (206,407)	$ 65,349
Change in operating assets and liabilities:
Prepaid expense and other assets			23,249	(1,500)
Net cash (used in) operating activities			(158,450)	109,822
Cash flows from financing activities:
Proceeds received from private offerings			0	433,213
Net cash provided by financing activities			(74,125)	433,213
Net (decrease) increase in cash and cash equivalents			(232,575)	543,035
Consolidated Entities [Member]
Cash flows from operating activities:
Net (loss)			(206,407)	65,349
Adjustments to reconcile net income to net cash provided by operating activities:
Share of (gain) from investment in subsidiaries			(31,387)	(263,279)
Change in operating assets and liabilities:
Prepaid expense and other assets			(3,625)	1,500
Accounts payable and other accrued liabilities			112,799	(7,578)
Net cash (used in) operating activities			(128,620)	(204,008)
Cash flows from financing activities:
Proceeds received from private offerings				433,213
Repayment of operating funds to related party				(178,097)
Operating proceeds from subsidiaries			200,000	0
Deferred offering costs incurred			(74,125)	0
Net cash provided by financing activities			125,875	255,116
Net (decrease) increase in cash and cash equivalents			(2,745)	51,108
Cash and cash equivalents at beginning			14,621	66,553
Cash and cash equivalents at ending	$ 11,876	$ 117,661	$ 11,876	$ 117,661